united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH  45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

December 31, 2020

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Semi-Annual Report

Altegris Futures Evolution Strategy Fund

Advised by:
Altegris Advisors, LLC
1200 Prospect, Suite 400
La Jolla, CA 92037

877.524.9441 | WWW.ALTEGRIS.COM

Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the period ended December 31, 2020, compared to its benchmark:

				Since Inception	Since Inception
	Six Months	One Year	Five Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	4.03%	(13.13)%	(2.25)%	N/A	1.48%
Altegris Futures Evolution Strategy Fund - Class A with load **	(1.93)%	(18.14)%	(3.41)%	N/A	0.82%
Altegris Futures Evolution Strategy Fund - Class C	3.58%	(13.85)%	(2.98)%	0.59%	N/A
Altegris Futures Evolution Strategy Fund - Class I	4.06%	(12.95)%	(2.00)%	N/A	1.74%
Altegris Futures Evolution Strategy Fund - Class N	4.00%	(13.17)%	(2.25)%	N/A	1.46%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.07%	0.67%	1.20%	0.70%	0.68%
S&P 500 Total Return Index ^	22.16%	18.40%	15.22%	14.47%	15.08%
SG Trend Index +	7.19%	6.28%	0.46%	2.03%	2.30%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Fund’s total annual operating expense ratios, before any fee waivers, are 2.18%, 2.93%, 1.93%, and 2.19% for Class A, Class C, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 28, 2020. Class A shares are subject to a sales charge imposed on purchase of 5.75% and Class A and Class C Shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Is an unmanaged index that measures the returns of three-month Treasury Bills. Investors cannot directly invest in an index.

^	S&P 500 Total Return Index is unmanaged and is generally representative of certain portions of the U.S. equity markets. Investors cannot directly invest in an index.

+	SG Trend Index calculates the net daily rate of return for a group of 10 trend following CTAs selected from the largest managers open to new investment. Investors cannot directly invest in an index.

Holdings by Type of Investment as of December 31, 2020	% of Net Assets
Asset Backed Securities	49.2%
Purchase Options	26.6%
Corporate Bonds	11.0%
Collateralized Mortgage Obligations	6.3%
U.S. Government Agencies	5.3%
Non U.S. Government Agencies	1.5%
Other, Cash & Cash Equivalents	0.1%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares					Value ($)
	COMMON STOCK - 0.0% *
	OIL & GAS PRODUCERS - 0.0% *
6,140	Frontera Energy Corp.				15,841
	TOTAL COMMON STOCK (Cost - $545,295)				15,841

Principal Amount
($)		Variable Rate	Interest Rate	Maturity
	ASSET BACKED SECURITIES - 44.1%
	AUTO LOAN - 0.4%
219,335	Arivo Acceptance Auto Loan Receivables Trust 2019-1 (b)		2.9900	7/15/2024	222,096
88,783	GLS Auto Receivables Trust 2019-1 (b)		3.3700	1/17/2023	89,094
358,652	GLS Auto Receivables Issuer Trust 2020-2 (b)		1.5800	8/15/2024	361,864
					673,054
	COLLATERALIZED LOAN OBLIGATIONS - 12.2%
501,021	Adams Mill CLO Ltd. A1R (b,c)	3 Month LIBOR + 1.10	1.3369	7/15/2026	499,823
400,000	Anchorage Capital CLO 1-R Ltd. (b,c)	3 Month LIBOR + 0.99	1.2141	4/13/2031	397,213
500,000	Apidos CLO XXI 2015-21A ER (b,c,h)	3 Month LIBOR + 8.25	8.4678	7/18/2027	402,715
500,000	Apidos CLO XXIV 2016-24A DR (b,c)	3 Month LIBOR + 5.80	6.0184	10/20/2030	460,483
500,000	Atrium XIII 13A E (b,c)	3 Month LIBOR + 6.05	6.2591	11/21/2030	466,681
500,000	Atrium XIV 14A E (b,c)	3 Month LIBOR + 5.65	5.8801	8/23/2030	470,422
500,000	Canyon Capital CLO 2016-1 Ltd DR (b,c)	3 Month LIBOR + 5.75	5.9869	7/15/2031	452,913
500,000	Carlyle Global Market Strategies CLO 2014-2R A (b,c,h)	3 Month LIBOR + 5.35	5.5710	5/15/2031	431,594
843,058	Carlyle Global Market Strategies CLO 2014-3d-R Ltd. A1A (b.c)	3 Month LIBOR + 1.05	1.2665	7/27/2031	840,699
1,000,000	Cathedral Lake CLO 2013 Ltd. A1RR (b,c)	3 Month LIBOR + 1.20	1.4369	10/15/2029	995,806
118,219	CENT CLO 19 Ltd. 2013-19A A1A (b,c)	3 Month LIBOR + 1.33	1.5433	10/29/2025	118,195
500,000	Chenango Park CLO Ltd. 2018-1A O (b,c)	3 Month LIBOR + 5.80	6.0369	4/15/2030	474,903
500,000	Dryden 40 Senior Loan Fund 2015-40A ER (b,c)	3 Month LIBOR + 5.75	5.9710	8/15/2031	463,615
500,000	Fillmore Park CLO Ltd 2018-1A E (b,c)	3 Month LIBOR + 5.40	5.6369	7/18/2030	463,054
1,500,000	Hayfin Kingsland VIII Ltd. 2018 8A R (b,c)	3 Month LIBOR + 1.12	1.3384	4/20/2031	1,487,700
996,871	Jefferson Mill CLO Ltd. 2015-1A AR(b,c)	3 Month LIBOR + 1.18	1.3934	10/20/2031	990,539
500,000	LCM Loan Income Fund I Income Note Issuer Ltd. 27A E (b,c,h)	3 Month LIBOR + 5.60	5.8301	7/16/2031	437,975
500,000	LCM XIV LP ER 14A (b,c)	3 Month LIBOR + 5.50	5.7184	7/20/2031	429,250
500,000	LCM XVII LP 17A ER (b,c,h)	3 Month LIBOR + 6.00	6.2369	10/15/2031	448,085
491,179	Longfellow Place CLO Ltd. 2013 1A ARR (b,c)	3 Month LIBOR + 1.34	1.5769	4/15/2029	490,543
500,000	Myers Park CLO Ltd. 2018-1A E (b,c)	3 Month LIBOR + 5.50	5.7184	10/20/2030	464,911
982,916	Ocean Trails CLO V 2014-5A DRR (b,c)	3 Month LIBOR + 1.28	1.5041	10/13/2031	981,324
1,500,000	OCP CLO 2020-18 Ltd. AA (b,c)	3 Month LIBOR + 1.80	2.0184	4/20/2030	1,500,737
500,000	Octagon Investment Partners 26 Ltd 2016-1A FR (b,c)	3 Month LIBOR + 8.09	8.3269	7/15/2030	418,940
500,000	Octagon Investment Partners XVI Ltd 2013-1A ER (b,c)	3 Month LIBOR + 5.75	5.9677	7/17/2030	465,053
989,618	Romark WM-R Ltd 2018-1A A1 (b,c)	3 Month LIBOR + 1.03	1.2484	4/20/2031	981,814
1,000,000	Steele Creek CLO 2018-2 Ltd. AA (b,c)	3 Month LIBOR + 1.20	1.4204	8/18/2031	992,069
500,000	THL Credit Wind River 2018-2 2AF Clo Ltd. (b,c)	3 Month LIBOR + 5.75	5.9869	7/15/2030	450,348
500,000	Voya CLO 2018-2 Ltd. 2A E (b,c)	3 Month LIBOR + 5.25	5.4869	7/15/2031	458,994
500,000	Voya CLO 2019-2 Ltd. 2A E (b,c)	3 Month LIBOR + 6.60	6.8184	7/20/2032	493,415
1,790,955	Wellfleet CLO 2016-1 Ltd. AR (b,c)	3 Month LIBOR + 0.91	1.1284	4/20/2028	1,781,837
38,834	Zais CLO 2 Ltd. 2014-2A A1AR (b,c)	3 Month LIBOR + 1.20	1.4147	7/25/2026	38,814
					20,250,464
	COLLATERALIZED MORTGAGE OBLIGATIONS - 10.5%
24,147	Alternative Loan Trust 2007-J2 2 A1		6.0000	7/25/2037	24,701
534,435	BRAVO Residential Funding Trust 2019-NQM1 A2 (b,d)		2.8920	7/25/2059	546,627
534,435	BRAVO Residential Funding Trust 2019-NQM1 A3 (b,d)		2.9960	7/25/2059	545,962
341,752	CHL Mortgage Pass-Through Trust 2007-12 A9		5.7500	8/25/2037	274,959
45,396	CitiMortgage Alternative Loan Trust Series 2007-A1		5.5000	1/25/2022	44,387
630,899	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 5A12		5.5000	10/25/2035	511,699
969,515	CSMC 2020-RPL2 Trust A12 (b)		4.0000	2/25/2060	972,412
133,106	CSMC Mortgage-Backed Trust 2006-7 1A3		5.0000	8/25/2036	120,009
315,138	CSMC Mortgage-Backed Trust 2007-1 5A14		6.0000	2/25/2037	280,366
307,006	Deephaven Residential Mortgage Trust 2018-3 A2 (b,d)		3.8910	8/25/2058	304,187
117,713	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)		2.4403	5/25/2035	87,681
1,000,000	FMC GMSR Issuer Trust 2019-GT1 A (b,d)		5.0700	5/25/2024	933,418
1,000,000	FMC GMSR Issuer Trust 2019-GT1 B (b,d)		5.6600	5/25/2024	966,545
970,570	GCAT 2020-3 LLC (b,f)		2.9814	9/25/2025	980,691
119,266	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)		2.9101	11/25/2035	110,982
353,337	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)		3.3865	1/25/2036	353,280
230,666	GSR Mortgage Loan Trust 2007-1F 2A2		5.5000	1/25/2037	312,920
544,602	Homeward Opportunities Fund I Trust 2018-1 A2 (b,d)		3.8970	6/25/2048	545,495
624,023	Homeward Opportunities Fund I Trust 2018-1 A3 (b,d)		3.9990	6/25/2048	623,569
668,041	JP Morgan Mortgage Trust 2007-S2 1A11		6.0000	6/25/2037	420,287
683,692	Legacy Mortgage Asset Trust 2020-GS3 (b,f)		2.8820	10/25/2059	685,783
312,450	Lehman Mortgage Trust 2006-1 1A3		5.5000	2/25/2036	252,140
167,677	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)		2.8312	4/25/2036	130,440
1,000,000	Mello Warehouse Securitization Trust 2019-1 G (b,c)	1 Month LIBOR + 5.50	5.6480	6/25/2052	998,168
434,295	Merrill Lynch Mortgage Investors Trust Series 2006-AF2		6.2500	10/25/2036	288,700
129,474	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)		4.9989	6/25/2036	104,966
770,593	Morgan Stanley Mortgage Loan Trust 2007-12		6.2500	8/25/2037	523,469
1,434,009	New Residential Mortgage Loan Trust 2020-NPL1 (b,c)		4.3350	7/25/2050	1,451,467
1,805	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (d)		5.6750	12/25/2035	1,809
118,457	PHH Alternative Mortgage Trust Series 2007-2 3A1		6.0000	5/25/2037	117,281
272,950	Radnor RE 2019-2 M1A Ltd. (b,c)	1 Month LIBOR + 1.20	1.3480	6/25/2029	272,827
207,152	RALI Series 2006-QA1 1A21 Trust (d)		4.4955	1/25/2036	181,993
2,151	RALI Series 2006-QS10 Trust A9		6.5000	8/25/2036	2,184

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal Amount
($)		Variable Rate	Interest Rate	Maturity	Value ($)
	ASSET BACKED SECURITIES - 44.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 10.5% (Continued)
358,127	RALI Series 2006-QS12 2A3 Trust		6.0000	9/25/2036	354,858
249,610	RALI Series 2007-QS6 A6 Trust		6.2500	4/25/2037	245,664
351,775	Residential Asset Securitization Trust 2006-A2 A3		6.0000	1/25/2046	219,262
219,865	Residential Asset Securitization Trust 2006-A6 2A11		6.0000	7/25/2036	178,616
487,746	Residential Asset Securitization Trust 2007-A1 A8		6.0000	3/25/2037	285,399
372,685	Residential Asset Securitization Trust 2007-A3 1A1 (c)	1 Month LIBOR + 0.45	0.5980	4/25/2037	133,552
48,611	Residential Asset Securitization Trust 2007-A3 1A2 (c)	46.38 - (7.67 * 1 Month LIBOR)	45.2487	4/25/2037	125,995
118,525	RFMSI Series 2006-S3 Trust A7		5.5000	3/25/2036	114,066
200,277	RFMSI Series 2006-S7 Trust A3		6.2500	8/25/2036	189,615
79,146	RFMSI Series 2006-S7 Trust A7		6.2500	8/25/2036	74,933
352,604	RFMSI Series 2007-S1 A5 Trust A5		6.0000	1/25/2037	345,976
134,251	RFMSI Series 2007-S2 A4 Trust		6.0000	2/25/2037	128,093
344,484	RFMSI Series 2007-S6 Trust 1A11		6.0000	6/25/2037	337,609
708,693	Toorak Mortgage Corp 2018-1 Ltd. A1 (b,f)		4.3356	8/25/2021	710,284
					17,415,326
	HOME EQUITY - 0.1%
171,688	GSAA Home Equity Trust 2007-10 A1A		6.0000	11/25/2037	145,115

	NON-AGENCY CMBS - 10.6%
215,000	AREIT 2019-CRE3 Trust (b,c)	1 Month LIBOR + 2.65	2.8031	9/14/2036	205,150
1,111,000	Atrium Hotel Portfolio Trust 2017-ATRM (b,c)	1 Month LIBOR + 3.05	3.2090	12/15/2036	802,899
265,000	BAMLL Commercial Mortage Securities Trust 2019-AHT (b,c)	1 Month LIBOR + 2.50	2.6590	3/15/2034	249,267
243,000	Bancorp Commercial Mortgage 2019-CRE6 Trust (b,c)	1 Month LIBOR + 2.35	2.5086	3/15/2036	230,640
101,000	BBCMS 2017-DELC Mortgage Trust C (b,c)	1 Month LIBOR + 1.20	1.3586	8/15/2036	98,593
115,000	BBCMS 2017-DELC Mortgage Trust D (b,c)	1 Month LIBOR + 1.70	1.8586	8/15/2036	109,953
231,000	BBCMS 2017-DELC Mortgage Trust E (b,c)	1 Month LIBOR + 2.50	2.6586	8/15/2036	218,545
230,000	BBCMS 2017-DELC Mortgage Trust F (b,c)	1 Month LIBOR + 3.50	3.6586	8/15/2036	208,754
30,200,000	BB-UBS Trust 2012-SHOW XA (b,d,g)		0.5958	11/5/2024	658,396
16,627,000	BB-UBS Trust 2012-SHOW XB (b,d,g)		0.1438	11/5/2024	114,096
599,000	BFLD 2019-DPLO E (b,c)	1 Month LIBOR + 2.24	2.3990	10/15/2034	562,240
116,978	BX Trust 2017-SLCT D (b,c)	1 Month LIBOR + 2.05	2.2086	7/15/2034	116,106
286,450	BX Trust 2017-SLCT E (b,c)	1 Month LIBOR + 3.15	3.3086	7/15/2034	282,875
408,324	BX Trust 2018-EXCL A (b,c)	1 Month LIBOR + 1.09	1.2466	9/15/2037	376,947
100,000	BX Trust 2018-GW D (b,c)	1 Month LIBOR + 1.77	1.9290	5/15/2035	96,871
111,000	BXMT 2017-FL1 Ltd. C (b,c)	1 Month LIBOR + 1.95	2.1025	6/15/2035	110,371
526,000	BXMT 2020-FL2 Ltd. (b,c)	1 Month LIBOR + 1.65	1.8025	2/16/2037	518,138
116,000	Carbon Capital VI Commercial Mortgage 2019-FL2 B Trust (b,c)	1 Month LIBOR + 2.85	3.0086	10/15/2035	101,652
2,840,806	CD 2017-CD4 Mortgage Trust XA (d,g)		1.2932	5/10/2050	166,063
6,083,032	CFCRE Commerical MortageTrust 2017-C8 XA (d,g)		1.5987	6/15/2050	427,538
2,302,000	CFCRE Commercial Mortgage Trust 2017-C8 XB (d,g)		0.9459	6/15/2050	122,370
283,000	CHT 2017-COSMO Mortgage Trust F (b,c)	1 Month LIBOR + 3.00	3.1586	11/15/2034	270,937
6,004,743	Citigroup Commercial Mortgage Trust 2014-GC21 XA (d,g)		1.1692	5/10/2047	195,030
4,301,911	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d,g)		0.9890	10/10/2047	132,611
224,000	Citigroup Commercial Mortgage Trust 2015-GC27 D (b,d)		4.5770	2/10/2048	198,945
1,919,762	Citigroup Commercial Mortgage Trust 2016-GC36 XA (b,g)		1.2496	2/10/2049	95,821
4,211,909	Citigroup Commercial Mortgage Trust 2016-P3 XA (d,g)		1.6990	4/15/2049	273,720
796,000	Citigroup Commercial Mortgage Trust 2018-TBR (b,c)	1 Month LIBOR + 1.80	1.9590	12/15/2036	729,898
7,772,217	COMM 2013-CCRE12 Mortgage Trust XA (d,g)		1.1189	10/10/2046	206,445
5,163,451	COMM 2013-LC6 Mortgage Trust XA (d,g)		1.3239	1/10/2023	103,242
566,000	CSMC Trust 2017-CHOP D (b,c)	1 Month LIBOR + 1.90	2.0586	7/15/2032	501,235
171,000	CSMC Trust 2017-LSTK C (b)		3.2294	4/5/2021	170,280
204,000	CSMC Trust 2017-LSTK D (b,d)		3.3305	4/5/2021	200,019
92,814	DBGS 2018-BIOD Mortgage Trust F (b,c)	1 Month LIBOR + 2.00	2.1586	5/15/2035	92,438
110,000	DBJPM 16-C1 Mortgage Trust C (d)		3.3464	5/10/2049	102,961
526,000	GPMT 2018-GPP Mortgage Trust FL1D (b,c)	1 Month LIBOR + 2.95	3.0970	11/21/2035	501,205
100,000	GS Mortgage Securities Corp Trust 2018-RIVR (b,c)		1.7090	7/15/2035	86,846
250,000	GS Mortgage Securities Corp Trust 2019-SMP F (b,c)	1 Month LIBOR + 3.10	3.2586	8/15/2032	210,211
569,000	GS Mortgage Securities Trust 2014-GC26 D (b,d)		4.5111	11/10/2047	419,568
231,000	Hawaii Hotel Trust 2019-MAUI F (b,c)	1 Month LIBOR + 2.75	2.9086	5/15/2038	213,361
334,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C3 E (b,d)		5.6961	2/15/2046	97,308
1,109,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 B (b,c)	1 Month LIBOR + 1.10	1.2586	2/15/2035	1,032,088
144,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 C (b,c)	1 Month LIBOR + 1.30	1.4586	2/15/2035	131,651
786,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT EFL (b,c)	1 Month LIBOR + 2.60	2.7528	7/5/2023	736,369
500,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FEX (b)		5.5422	7/5/2023	477,866
642,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP A (b,c)	1 Month LIBOR + 0.96	1.1190	7/15/2036	636,365
305,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP F (b,c)	1 Month LIBOR + 3.00	3.1590	7/15/2036	282,823
144,000	JPMBB Commercial Mortgage Securities Trust 2014-C23 E (b,d)		3.3640	9/15/2047	93,873
7,849,804	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d,g)		0.8455	11/15/2047	214,082
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C28 B		3.9860	10/15/2048	106,450
16,132,500	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XB (d,g)		0.1668	11/15/2052	200,400
165,000	Morgan Stanley Capital I Trust 2017-ASHF D (b,c)	1 Month LIBOR + 2.20	2.3590	11/15/2034	147,099

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal Amount
($)		Variable Rate	Interest Rate	Maturity	Value ($)
	ASSET BACKED SECURITIES - 44.1% (Continued)
	NON-AGENCY CMBS - 10.6% (Continued)
247,000	Morgan Stanley Capital I Trust 2017-ASHF E (b,c)	1 Month LIBOR + 3.15	3.3090	11/15/2034	216,110
119,000	Morgan Stanley Capital I Trust 2017-ASHF F (b,c)	1 Month LIBOR + 4.35	4.5090	11/15/2034	98,375
150,000	Morgan Stanley Capital I Trust 2018-SUN C (b,c)	1 Month LIBOR + 3.05	3.2090	7/15/2035	138,795
573,000	Morgan Stanley Capital I Trust 2019-PLND B (b,c)	1 Month LIBOR + 1.30	1.4590	5/15/2036	522,111
104,318	Motel 6 Trust 2017-MTL6 (b,c)	1 Month LIBOR + 4.25	4.4086	8/15/2034	102,225
745,000	Natixis Commercial Mortgage Securities Trust 2018-850T C (b,c)	1 Month LIBOR + 1.15	1.3121	7/15/2033	712,257
636,007	Shelter Growth CRE 2019-FL2 Issuer Ltd. B (b,c)	1 Month LIBOR + 2.30	2.4586	5/15/2036	623,330
3,788,608	UBS Commercial Mortgage Trust 2012-C1 XA (b,d,g)		2.0593	5/10/2045	60,017
80,543	Velocity Commercial Capital Loan Trust 2017-1 AFX (b,d)		3.0000	5/25/2047	80,671
4,660,068	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d,g)		1.2059	2/15/2048	192,557
148,000	Wells Fargo Commercial Mortgage Trust 2016-C33 D (b)		3.1230	3/15/2059	132,223
					17,517,282
	OTHER ASSET BACKED SECURITIES - 3.9%
456,422	AASET 2019-2 US Ltd. A (b)		3.3760	10/16/2039	431,501
250,000	Affirm Asset Securitization Trust 2020-A (b)		2.1000	2/18/2025	251,425
1,000,000	AMSR 2020-SFR4 Trust (b)		4.8700	11/17/2037	1,014,164
11,600	Consumer Loan Underlying Bond Credit Trust 2018-P2 A (b)		3.4700	10/15/2025	11,608
435,223	Hilton Grand Vacations Trust 2018-AA A (b)		3.5400	2/25/2032	461,691
952,182	Horizon Aircraft Finance II Ltd. 2019-1C (b)		6.9000	7/15/2039	574,065
217,304	Marlette Funding Trust 2019-4 A (b)		2.3900	12/17/2029	219,002
400,000	Pagaya AI Debt Selection Trust 2020-3 (b)		2.1000	5/17/2027	401,355
139,647	Prosper Marketplace Issuance Trust Series 2019-4 AA (b)		2.4800	2/17/2026	140,119
134,876	SCF Equipment Leasing 2017-2A A LLC (b)		3.4100	12/20/2023	135,414
107,994	Sierra Timeshare 2016-2A A Receivables Funding LLC (b)		2.3300	7/20/2033	108,220
274,472	Sierra Timeshare 2016-3A A Receivables Funding LLC (b)		2.4300	10/20/2033	276,809
2,000,000	TES 2017-1A B LLC (b)		7.7400	10/20/2047	1,901,667
108,015	Theorem Funding Trust 2020-1 (b)		2.4800	10/15/2026	108,863
360,388	Upstart Pass-Through Trust Series 2020-ST1 (b)		3.7500	2/20/2028	365,723
					6,401,626
	RESIDENTIAL MORTGAGE - 4.4%
2,521,295	Ajax Mortgage Loan Trust 2019-C (b,d)		3.9500	10/25/2058	2,528,157
492,686	Bayview Opportunity Master Fund IVa Trust 2019-SBR1 (b,f)		3.4748	6/28/2034	512,725
2	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)		4.4229	4/25/2036	2
992,726	Legacy Mortgage Asset Trust 2019-GS1 A1 (b,f)		4.0000	1/25/2059	1,008,157
1,484,655	Legacy Mortgage Asset Trust 2019-GS2 A1 (b,f)		3.7500	1/25/2059	1,488,573
500,000	Legacy Mortgage Asset Trust 2019-GS3 A1 (b,f)		4.2500	4/25/2059	495,251
500,000	Legacy Mortgage Asset Trust 2019-GS4 A1 (b,f)		4.2500	5/25/2059	499,523
699,276	Pretium Mortgage Credit Partners I 2019-NPL2 LLC A1 (b,e,f)		3.1048	6/27/2060	700,804
					7,233,192
	STUDENT LOANS - 1.7%
470,090	AccessLex Institute 2004-2 A3 (c)	3 Month LIBOR + 0.19	0.4048	10/25/2024	462,816
363,366	AccessLex Institute 2007-A A3 (c)	3 Month LIBOR + 0.30	0.5065	5/25/2036	354,137
417,398	AccessLex Institute 2007-A B (c)	3 Month LIBOR + 0.55	0.7565	2/25/2037	392,648
344,760	Commonbond Student Loan Trust 2017-BGS C (b)		2.6800	9/25/2042	353,582
138,595	Commonbond Student Loan Trust 2017-BGS A1 (b)		4.4400	9/25/2042	144,950
260,399	DRB Prime Student Loan Trust 2016-R (b)		3.0700	10/25/2044	263,882
12,000	Earnest Student Loan Program 2016-DR LLC (b, h) **		0.0000	1/25/2041	163,976
90,286	Earnest Student Loan Program 2017-A2 LLC (b)		2.6500	1/25/2041	91,542
152,880	Laurel Road Prime Student Loan Trust 2019-A (b)		2.3400	10/25/2048	155,522
8,000	SoFi Professional Loan Program 2020-A R1 Trust (b,h)**		0.0000	5/15/2046	494,921
					2,877,976
	WHOLE BUSINESS - 0.3%
467,552	Small Business Lending Trust 2020-A A (b)		2.6200	12/15/2026	465,025

	TOTAL ASSET BACKED SECURITIES (Cost - $78,040,519)				72,979,060

	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
1,399,018	Fannie Mae-Aces 2020-M49 1A1 (d)		1.2557	11/25/2030	1,435,002
196,531	Fannie Mae REMICS 2005-2S (c,e,g)	6.60 - 1 Month LIBOR	6.4520	2/25/2035	37,917
335,948	Fannie Mae REMICS 2006-99 AS (c,e,g)	6.58 - 1 Month LIBOR	6.4320	10/25/2036	72,658
219,443	Fannie Mae REMICS 2006-119 PS (c,e,g)	6.70 - 1 Month LIBOR	6.5520	12/25/2036	45,158
366,884	Fannie Mae REMICS 2006-126 CS (c,e,g)	6.70 - 1 Month LIBOR	6.5520	1/25/2037	73,481
205,978	Fannie Mae REMICS 2010-115 SE (c,e,g)	6.00 - 1 Month LIBOR	5.8520	10/25/2040	49,141
66,996	Fannie Mae REMICS 2010-134 CS (c,e,g)	6.68 - 1 Month LIBOR	6.5320	12/25/2025	5,411
66,996	Fannie Mae REMICS 2010-134 SE (c,e,g)	6.65 - 1 Month LIBOR	6.5020	12/25/2025	5,788
191,804	Fannie Mae REMICS 2010-142 SC (c,e,g)	6.60 - 1 Month LIBOR	6.4520	12/25/2040	44,795
465,698	Fannie Mae REMICS 2011-93 ES (c,e,g)	6.50 - 1 Month LIBOR	6.3520	9/25/2041	100,358
598,677	Fannie Mae REMICS 2012-3 DS (c,e,g)	5.95 - 1 Month LIBOR	5.8020	2/25/2042	113,737
1,540,792	Fannie Mae REMICS 2012-20 SA (c,e,g)	6.45 - 1 Month LIBOR	6.3020	3/25/2042	249,922
557,771	Fannie Mae REMICS 2014-73 PS (c,e,g)	6.20 - 1 Month LIBOR	6.0520	11/25/2044	106,536
315,416	Fannie Mae REMICS 2018-77 BA		3.0000	4/25/2044	318,485
135,241	Freddie Mac REMICS 3257 SI (c,e,g)	6.32 - 1 Month LIBOR	6.1614	12/15/2036	26,923
564,419	Freddie Mac REMICS 3753 SB (c,e,g)	6.00 - 1 Month LIBOR	5.8414	11/15/2040	120,575
70,227	Freddie Mac REMICS 3770 SP (c,e,g)	6.50 - 1 Month LIBOR	6.3414	11/15/2040	7,344
336,649	Freddie Mac REMICS 3926 FS (c,e,g)	6.58 - 1 Month LIBOR	6.4214	9/15/2041	75,586
1,189,036	Freddie Mac REMICS 4089 SH (c,e,g)	6.00 - 1 Month LIBOR	5.8414	8/15/2042	189,997

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal Amount
($)		Variable Rate	Interest Rate	Maturity	Value ($)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7% (Continued)
1,520,037	Freddie Mac REMICS 4255 GS (c,e,g)	6.15 - 1 Month LIBOR	5.9914	9/15/2043	263,066
430,967	Freddie Mac REMICS 4291 MS (c,e,g)	5.90 - 1 Month LIBOR	5.7414	1/15/2054	76,128
874,346	Freddie Mac REMICS 4314 MS (c,e,g)	6.10 - 1 Month LIBOR	5.9414	7/15/2043	75,841
1,086,292	Government National Mortgage Association 2010-35 DS (c,e,g)	5.68 - 1 Month LIBOR	5.5284	3/20/2040	200,302
1,624,584	Government National Mortgage Association 2010-121 SE (c,e,g)	6.00 - 1 Month LIBOR	5.8484	9/20/2040	301,929
910,876	Government National Mortgage Association 2011-69 SC (c,e,g)	5.38 - 1 Month LIBOR	5.2284	5/20/2041	150,009
80,593	Government National Mortgage Association 2011-130 (e,g)		5.0000	2/20/2041	1,132
824,994	Government National Mortgage Association 2013-102 BS (c,e,g)	6.15 - 1 Month LIBOR	5.9984	3/20/2043	113,628
253,264	Government National Mortgage Association 2013-148 DS (c,e,g)	5.68 - 1 Month LIBOR	5.5269	10/16/2043	56,981
902,798	Government National Mortgage Association 2013-186 SG (c,e,g)	6.25 - 1 Month LIBOR	6.0969	2/16/2043	137,067
1,141,371	Government National Mortgage Association 2014-5 SA (c,e,g)	5.55 - 1 Month LIBOR	5.3984	1/20/2044	201,817
1,550,681	Government National Mortgage Association 2014-58 SG (c,e,g)	5.60 - 1 Month LIBOR	5.4469	4/16/2044	266,710
1,159,629	Government National Mortgage Association 2014-76 SA (c,e,g)	5.60 - 1 Month LIBOR	5.4484	1/20/2040	204,870
566,740	Government National Mortgage Association 2014-95 CS (c,e,g)	6.25 - 1 Month LIBOR	6.0969	6/16/2044	113,230
1,092,111	Government National Mortgage Association 2014-145 CS (c,e,g)	5.60 - 1 Month LIBOR	5.4469	5/16/2044	183,793
627,019	Government National Mortgage Association 2014-156 PS (c,e,g)	6.25 - 1 Month LIBOR	6.0984	10/20/2044	121,463
1,080,659	Government National Mortgage Association 2015-80 MS (d,e,g)	6.25 - 1 Month LIBOR	6.0984	6/20/2045	243,346
1,600,620	Government National Mortgage Association 2016-136 UD (e)		3.0000	4/20/2045	1,622,658
854,670	Government National Mortgage Association 2017-4 NC (e)		3.0000	10/20/2045	867,698
2,072,593	Government National Mortgage Association 2019-22 SA (c,e,g)	5.60 - 1 Month LIBOR	5.4484	2/20/2045	425,357
1,048,073	Government National Mortgage Association 2020-168 IA (d,g)		0.9885	12/16/2062	92,868
553,226	Vista Point Securitization Trust 2020-2 (b,d)		1.4750	4/25/2065	555,795
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $9,799,339)				9,354,502

	CORPORATE BONDS - 9.9%
	ADVERTISING - 0.1%
167,000	Omnicom Group, Inc.		3.6250	5/1/2022	174,178

	AEROSPACE / DEFENSE - 0.1%
155,000	Northrop Grumman Corp.		2.9300	1/15/2025	168,587

	AUTOMOTIVE - 0.2%
230,000	Daimler Finance North America LLC (b)		2.3000	2/12/2021	230,464
170,000	Hyundai Capital America (b)		2.8500	11/1/2022	176,171
					406,635
	BANKING - 2.1%
300,000	Banco de Reservas de la Republica Dominicana		7.0000	2/1/2023	313,128
165,000	Bank of America Corp. (c)	3 Month Libor + 0.79	1.0154	3/5/2024	166,250
165,000	Bank of Nova Scotia		0.5500	9/15/2023	165,641
200,000	Bank of Philippine Island		2.5000	9/10/2024	207,250
200,000	BDO Unibank, Inc.		2.9500	3/6/2023	207,613
200,000	CIMB Bank Bhd		3.2630	3/15/2022	205,093
165,000	Citigroup, Inc. (c)	3 Month LIBOR + 1.02	1.2484	6/1/2024	166,838
300,000	DBS Group Holdings Ltd. (c)	5 Year Swap + 2.39	3.6000	Perpetual	302,250
160,000	JPMorgan Chase & Co. (c)	3 Month LIBOR + 0.70	3.2070	4/1/2023	165,810
200,000	Korea Development Bank		0.8000	4/27/2026	200,744
110,000	Macquarie Bank Ltd. (b)		2.1000	10/17/2022	113,461
200,000	Malayan Banking Bhd (c)	5 Year Swap 2.54	3.9050	10/29/2026	203,862
200,000	Oversea-Chinese Banking Corp Ltd. (b,c)	5 Year Treasury Note + 1.58	1.8320	9/10/2030	203,138
165,000	Sumitomo Mitsui Financial Group, Inc.		2.0580	7/14/2021	166,480
165,000	Toronto-Dominion Bank (The) (c)	SOFRRATE + 0.48	0.5644	1/27/2023	165,618
75,000	Truist Financial Corp.		2.2000	3/16/2023	77,854
200,000	United Overseas Bank Ltd. (c)	5 Year Treasury Note + 1.50	3.7500	4/15/2029	214,601
160,000	Wells Fargo & Co. (c)	SOFRRATE + 1.60	1.6540	6/2/2024	164,461
					3,410,092
	BIOTECH & PHARMA - 0.5%
170,000	AbbVie, Inc. (b)		2.3000	11/21/2022	176,188
230,000	AstraZeneca PLC		3.5000	8/17/2023	247,754
170,000	Bristol-Myers Squibb Co. (b)		2.6000	5/16/2022	175,411
175,000	GlaxoSmithKline Capital PLC		0.5340	10/1/2023	175,518
110,000	Royalty Pharma PLC (b)		0.7500	9/2/2023	110,526
					885,397
	CHEMICALS - 0.4%
150,000	DuPont de Nemours, Inc.		4.4930	11/15/2025	175,103
200,000	LG Chem Ltd.		3.2500	10/15/2024	216,385
200,000	MEGlobal Canada, Inc. (b)		5.0000	5/18/2025	225,000
					616,488
	COMMERCIAL SUPPORT SERVICES - 0.2%
170,000	Cintas Corp.		2.9000	4/1/2022	174,977
165,000	Republic Services, Inc.		2.5000	8/15/2024	176,200
					351,177
	CONSTRUCTION MATERIALS - 0.3%
200,000	Cemex SAB de CV		7.7500	4/16/2026	210,900
300,000	Tecnoglass, Inc.		8.2000	1/31/2022	312,753
					523,653
	DIVERSIFIED INDUSTRIALS - 0.1%
85,000	Honeywell International, Inc.		0.4830	8/19/2022	85,136

	E-COMMERCE DISCRETIONARY - 0.4%
200,000	Alibaba Group Holding Ltd.		2.8000	6/6/2023	210,407
170,000	eBay, Inc.		2.7500	1/30/2023	178,044
200,000	JD.com, Inc.		3.1250	4/29/2021	201,375
					589,826

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal Amount
($)		Variable Rate	Interest Rate	Maturity	Value ($)
	CORPORATE BONDS - 9.9% (Continued)
	ELECTRICAL UTILITIES - 1.3%
200,000	AES Andres BV **		0.0000	5/11/2026	1,000
200,000	AES Andres BV		7.9500	5/11/2026	206,500
65,000	DTE Energy Co.		1.5000	10/1/2024	69,256
25,000	DTE Energy Co.		2.2500	11/1/2022	25,825
70,000	DTE Energy Co.		1.0500	6/1/2025	70,786
147,800	Empresa Electrica Angamos SA		4.8750	5/25/2029	147,800
200,000	Empresa Electrica Guacolda SA		4.5600	4/30/2025	180,055
150,000	Enel Generacion Chile SA		4.2500	4/15/2024	163,117
85,000	Entergy Corp		0.9000	9/15/2025	84,971
179,412	Fenix Power Peru SA		4.3170	9/20/2027	188,608
300,000	Korea East-West Power Co. Ltd. (b)		1.7500	5/6/2025	313,281
200,000	Korea Electric Power Corp.		1.1250	6/15/2025	203,172
85,000	Pacific Gas and Electric Co.		1.7500	6/16/2022	85,240
200,000	Perusahaan Listrik Negara PT		5.5000	11/22/2021	208,400
155,000	PSEG Power LLC		3.8500	6/1/2023	166,763
					2,114,774
	ELECTRICAL EQUIPMENT - 0.2%
250,000	Carrier Global Corp.		1.9230	2/15/2023	257,543

	FOOD - 0.1%
20,000	Mondelez International, Inc.		0.6250	7/1/2022	20,087
150,000	Mondelez International, Inc.		2.1250	4/13/2023	155,797
					175,884
	HEALTHCARE FACILITIES & SERVICES - 0.3%
50,000	Anthem, Inc.		3.3000	1/15/2023	52,887
70,000	Anthem, Inc.		3.5000	8/15/2024	76,806
170,000	Cardinal Health Inc		2.6160	6/15/2022	174,980
170,000	Cigna Corp.		3.4000	9/17/2021	173,655
32,000	CVS Health Corp.		3.7000	3/9/2023	34,234
					512,562
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
105,000	Goldman Sachs Group, Inc.		3.5000	4/1/2025	116,654
165,000	Morgan Stanley (c)	3 Month LIBOR + 0.93	1.1458	7/22/2022	165,708
					282,362
	INSURANCE - 0.1%
30,000	Marsh & McLennan Cos, Inc.		3.8750	3/15/2024	33,089
110,000	Prudential Financial, Inc.		3.5000	5/15/2024	121,076
					154,165
	INTERNET MEDIA $ SERVICES - 0.2%
200,000	Baidu, Inc.		3.5000	11/28/2022	210,027
200,000	Tencent Holdings Ltd. (b)		1.8100	1/26/2026	204,353
					414,380
	LEISURE FACILITIES & SERVICES - 0.1%
125,000	McDonald’s Corp.		2.6250	1/15/2022	128,015

	MACHINERY - 0.0% *
52,619	INVEPAR A-1 ** (a, b, h)		0.0000	12/30/2028	2,250

	OIL & GAS PRODUCERS- 0.6%
125,000	Exxon Mobil Corp.		1.5710	4/15/2023	128,550
200,000	ONGC Videsh Vankorneft Pte Ltd.		2.8750	1/27/2022	202,522
200,000	Petronas Capital Ltd		3.1250	3/18/2022	206,305
400,000	Reliance Holding USA, Inc.		5.4000	2/14/2022	418,803
115,000	Valero Energy Corp		1.2000	3/15/2024	116,058
					1,072,238
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
120,000	Schlumberger Holdings Corp. (b)		3.7500	5/1/2024	130,796

	REIT - 0.3%
165,000	Crown Castle International Corp.		1.3500	7/15/2025	168,429
120,000	Simon Property Group LP.		2.0000	9/13/2024	125,406
150,000	Welltower, Inc.		3.6250	3/15/2024	163,484
					457,319
	RETAIL - CONSUMER STAPLES - 0.1%
130,000	Dollar Tree, Inc.		3.7000	5/15/2023	139,159
30,000	Dollar Tree, Inc.		4.0000	5/15/2025	33,876
75,000	Target Corp.		2.9000	1/15/2022	77,073
					250,108
	SEMICONDUCTORS - 0.1%
170,000	Microchip Technology, Inc. (b)		0.9720	2/15/2024	170,416
60,000	Micron Technology, Inc.		2.4970	4/24/2023	62,521
					232,937
	SOFTWARE - 0.1%
75,000	Oracle Corp.		2.5000	4/1/2025	80,607

	SPECIALTY FINANCE - 0.6%
160,000	American Express Co.		3.7000	11/5/2021	164,087
75,000	Avolon Holdings Funding Ltd. (b)		3.6250	5/1/2022	76,624
130,000	Capital One Financial Corp.		3.2000	1/30/2023	136,968
20,000	Capital One Financial Corp.		3.9000	1/29/2024	21,908
83,278	Interoceanica IV Finance Ltd. **		0.0000	11/30/2025	79,687
200,000	NongHyup Bank (b)		1.2500	7/20/2025	203,699
140,447	PERU ENHANCED PASS-THRU **		0.0000	6/2/2025	135,531
200,000	Unifin Financiera SAB de CV SOFOM ENR		7.2500	9/27/2023	193,002
					1,011,506

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal Amount
($)			Variable Rate	Interest Rate	Maturity	Value ($)
	CORPORATE BONDS - 9.9% (Continued)
	STEEL - 0.1%
200,000	POSCO			2.3750	11/12/2022	205,514

	TECHNOLOGY HARDWARE - 0.1%
145,000	PayPal Holdings, Inc.			2.2000	9/26/2022	149,820
25,000	PayPal Holdings, Inc.			1.3500	6/1/2023	25,598
						175,418
	TELECOMMUNICATIONS - 0.5%
150,000	AT&T, Inc.			4.4500	4/1/2024	167,517
200,000	KT Corp.			1.0000	9/1/2025	200,904
200,000	SingTel Group Treasury Pte Ltd.			3.2500	6/30/2025	220,937
160,000	Verizon Communications, Inc. (c)		3 Month LIBOR + 1.10	1.3210	5/15/2025	164,296
						753,654
	TOBACCO & CANNABIS - 0.1%
170,000	BAT International Finance PLC			1.6680	3/25/2026	174,015

	TRANSPORTATION & LOGISTICS - 0.3%
200,000	HTHP Finance 19 Ltd.			2.8750	11/5/2024	208,726
165,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)			2.7000	11/1/2024	176,769
134,000	Union Pacific Corp.			3.2000	6/8/2021	135,661
						521,156

	TOTAL CORPORATE BONDS (Cost - $15,982,005)					16,318,372

	NON U.S. GOVERNMENT & AGENCIES - 1.3%
200,000	Abu Dhabi Government International Bond (b)			2.5000	4/16/2025	213,660
400,000	Brazilian Government International Bond			2.8750	6/6/2025	416,504
200,000	Indonesia Government International Bond			2.9500	1/11/2023	208,582
200,000	Panama Government International Bond			4.0000	9/22/2024	221,252
300,000	Peruvian Government International Bond			2.3920	1/23/2026	319,953
400,000	Qatar Government International Bond			2.3750	6/2/2021	403,200
200,000	Saudi Government International Bond			2.3750	10/26/2021	202,981
250,000	Wakala Global Sukuk Bhd			4.6460	7/6/2021	255,040
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost - $2,218,874)					2,241,172

				Interest Rate
	U.S. GOVERNMENT & AGENCIES - 4.8%
	U.S. TREASURY NOTES - 4.8%
1,580,000	United States Treasury Note			2.6250	5/15/2021	1,594,442
1,970,000	United States Treasury Note			1.5000	9/30/2021	1,990,316
780,000	United States Treasury Note			1.3750	1/31/2022	790,481
1,120,000	United States Treasury Note			0.1250	5/15/2023	1,119,694
1,860,000	United States Treasury Note			2.2500	12/31/2023	1,976,105
410,000	United States Treasury Note			0.3750	7/31/2027	404,619
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $7,868,897)					7,875,657

Shares
	WARRANT - 0.0%* (i)
43,904	OAS SA WARRANT (a,h) (Cost - $7,950)					—

Contracts		Notional	Counterparty			Value ($)
	PURCHASED OPTIONS (a,i) - 23.8%
379,335	ISAM, August 2021, Call @ 0.001	15,590,661	Nomura			15,639,493
385,223	WNTN, August 2021, Call @ 0.001	15,563,024	Nomura			15,612,930
57,812	WNTN TRND, August 2021, Call @ 0.001	8,199,998	Nomura			8,207,100
	TOTAL PURCHASED OPTIONS (Cost - $38,051,614)					39,459,523

	TOTAL INVESTMENTS - 89.6% (Cost - $152,514,493)					$148,244,127
	OTHER ASSETS LESS LIABILITIES - 10.4%					17,188,804
	TOTAL NET ASSETS - 100.0%					$165,432,931

CMBS - Commercial Mortgage Backed Security

LIBOR - London Interbank Offered Rate

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SOFRRATE - Secured Overnight Financing Rate

*	Represents a percentage less than 0.05%

**	Zero coupon bond.

(a)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of December 31, 2020.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2020, these securities amounted to $65,489,752 or 39.6% of net assets.

(c)	Variable rate security; the rate shown represents the rate as of December 31, 2020.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.

(f)	Step-Up Bond; the interest rate shown is the rate in effect as of December 31, 2020.

(g)	Interest only bond.

(h)	Illiquid holdings.

(i)	Non-income producing.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

WNTN Top 50 Holdings ^

FUTURES CONTRACTS
				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund Net
Contracts	Description	Expiration Date	December 31, 2020	(Depreciation)	Assets
Long Contracts
124	2 Year T Note Future	Mar-21	27,401,094	$23,391	0.01%
113	5 Year T Note Future	Mar-21	14,256,539	29,008	0.02%
39	Aluminum LME Future	Jan-21	1,929,525	73,846	0.04%
42	Aluminum LME Future	Feb-21	2,073,750	50,898	0.03%
48	Aluminum LME Future	Mar-21	2,373,000	(34,867)	(0.02)%
285	Australian 3 Yr Bond Future	Mar-21	25,751,711	8,346	0.01%
42	Australian 10 Yr Bond Future	Mar-21	4,757,711	15,019	0.01%
41	Australian Bills Future	Mar-21	2,253,187	5,405	0.00%
41	Australian Bills Future	Sep-21	2,253,132	569	0.00%
38	Canadian BondFuture	Mar-21	4,449,353	12,471	0.01%
23	Copper LME Future	Jan-21	4,460,706	250,026	0.15%
21	Copper LME Future	Feb-21	4,074,919	(1,153)	(0.00)%
8	E-Mini NASDAQ Future	Mar-21	2,061,680	34,801	0.02%
23	E - Mini S&P 500 Future	Mar-21	4,311,120	75,220	0.05%
43	ERX Bobl Future	Mar-21	7,100,843	(49)	(0.00)%
70	Euribor Future	Dec-21	1,535,475	2,016	0.00%
83	Euribor Future	Dec-22	1,820,182	1,405	0.00%
84	Euribor Future	Mar-22	1,842,478	3,207	0.00%
84	Euribor Future	Jun-22	1,842,387	1,924	0.00%
87	Euribor Future	Sep-22	1,908,091	1,924	0.00%
74	Euribor Future	Mar-23	1,622,571	1,008	0.00%
17	Euro BTP Future	Mar-21	3,156,822	14,537	0.01%
54	Euro BTS Future	Mar-21	7,470,035	1,295	0.00%
23	Euro Bund Future	Mar-21	4,991,116	10,665	0.01%
19	Euro Oat Future	Mar-21	3,896,098	7,366	0.00%
40	Euro Stoxx50 Future	Mar-21	1,734,672	31,438	0.02%
6	Eurx Euro Buxl Future	Mar-21	1,650,919	1,393	0.00%
13	Gilts Future	Mar-21	2,408,681	17,484	0.01%
19	Gold CMX Future	Feb-21	3,600,690	131,410	0.08%
10	OSK Nikkei Future	Mar-21	2,655,918	88,756	0.05%
21	Silver CMX Future	Mar-21	2,773,260	231,180	0.14%
35	Soybeans Future	Mar-21	2,294,250	100,200	0.06%
47	Soybeans Future	May-21	3,070,863	228,813	0.14%
16	Topix Index Future	Mar-21	2,794,521	58,364	0.04%
45	US 10 YR Note Future	Mar-21	6,213,516	5,969	0.00%
12	US T Bond Future	Mar-21	2,078,250	(11,953)	(0.01)%
			Subtotal	$1,471,332

				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund Net
Contracts	Description	Expiration Date	December 31, 2020	(Depreciation)	Assets
Short Contracts
39	Aluminum LME Future	Jan-21	1,929,525	$47,480	0.03%
42	Aluminum LME Future	Feb-21	2,073,750	22,819	0.01%
23	Copper LME Future	Jan-21	4,460,706	15,265	0.01%
13	Copper LME Future	Feb-21	2,522,569	3,933	0.00%
38	Live Cattle Future	Feb-21	1,748,380	(30,170)	(0.02)%
4	Japan Government Bond	Mar-21	5,881,735	6,485	0.00%
			Subtotal	65,812

FORWARD FOREIGN CURRENCY CONTRACTS
	Currency to					Unrealized
	Deliver/		In Exchange			Appreciation/	% of Fund Net
Settlement Date	Receive	Value	For	Value	U.S. Dollar Value	(Depreciation)	Assets
To Buy:
01/05/21	BRL	12,830,760	USD	2,469,021	$2,469,921	$1,307	0.00%
03/17/21	CNH	51,000,000	USD	7,766,911	7,843,800	38,518	0.02%
01/05/21	USD	2,400,000	BRL	12,830,760	2,399,397	(70,524)	(0.04)%
To Sell:
01/05/21	BRL	12,344,548	USD	2,375,459	$2,376,326	$(1,258)	(0.00)%
01/05/21	USD	2,400,000	BRL	12,344,548	2,399,397	(23,071)	(0.01)%
01/29/21	USD	3,400,000	INR	251,053,650	3,407,001	29,170	0.02%
01/29/21	USD	2,100,000	KRW	2,303,529,640	2,098,459	16,412	0.01%
03/17/21	CNH	16,000,000	USD	2,439,391	2,460,800	(9,371)	(0.01)%
					Subtotal	$(18,817)

			All Other Investments			14,094,603
			Total Value of Purchased Option			15,612,930

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the basket.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

ISAM Top 50 Holdings ^

FUTURES CONTRACTS
				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund Net
Contracts	Description	Expiration Date	December 31, 2020	(Depreciation)	Assets
Long Contracts
31	2 Year T Note Future	Mar-21	6,850,273	$166,150	0.10%
123	Aluminum LME Future	Mar-21	6,080,813	56,994	0.03%
193	Australian 3 Year Bond Future	Mar-21	17,438,878	183,225	0.11%
54	Australian Bills Future	Sep-21	2,967,466	(14)	(0.00)%
31	Eurex 2 Bund Future	Mar-21	4,251,809	(706)	(0.00)%
422	Euribor Future	Dec-21	9,256,720	(2,870)	(0.00)%
82	Euro BTP Future	Mar-21	15,227,024	2,482	0.00%
205	Euro BTS Future	Mar-21	28,358,467	71,028	0.04%
14	Euro Oat Future	Mar-21	2,870,809	(2,381)	(0.00)%
497	Short Sterling Future	Dec-21	6,070,005	(3,610)	(0.00)%
62	Zinc LME Future	Mar-21	4,261,462	23,782	0.01%
			Subtotal	494,080
Short Contracts
(57)	Korean 10 year Bond Future	Mar-21	6,297,131	(23,943)	(0.01)%

INTEREST RATE SWAPS
				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund Net
Contracts	Description	Maturity Date	December 31, 2020	(Depreciation)	Assets

2,000,000,000	CLP/USD IRS	12/21/2022	$394,477,318	$10,909	0.01%
2,000,000,000	USD/CLP IRS	12/21/2022	394,477,318	(7,749,997)	(4.68)%
600,000,000	USD/JPY IRS	3/15/2023	132,158,590	5,927	0.00%
250,000,000	USD/HUF IRS	3/15/2023	55,066,079	579,486	0.35%
80,000,000	USD/HKD IRS	3/15/2023	17,621,145	267,325	0.16%
70,000,000	USD/SEK IRS	3/15/2023	15,418,502	16,867	0.01%
14,000,000	USD/SGD IRS	3/15/2023	3,083,700	11,524	0.01%
180,000,000	USD/MXN IRS	6/14/2023	44,117,647	1,230,436	0.74%
2,000,000,000	USD/CLP IRS	6/21/2023	493,827,160	(1,073,987)	(0.65)%
2,000,000,000	CLP/USD IRS	6/21/2023	493,827,160	1,512	0.00%
75,000,000	THB/USD IRS	6/21/2023	18,518,519	(551)	(0.00)%
75,000,000	USD/ZAR IRS	6/21/2023	18,518,519	357,395	0.22%
25,000,000	USD/THB IRS	6/21/2023	6,172,840	5,506	0.00%
15,000,000	USD/PLN IRS	6/21/2023	3,703,704	356	0.00%
75,000,000	USD/ZAR IRS	12/17/2025	37,313,433	3,500,813	2.12%
75,000,000	USD/ZAR IRS	12/17/2025	37,313,433	(3,500,813)	(2.12)%
60,000,000	USD/MXN IRS	6/10/2026	32,608,696	1,119,376	0.68%
100,000,000	USD/INR IRS	6/16/2026	54,644,809	539,531	0.33%
2,000,000,000	USD/KRW IRS	6/17/2026	1,092,896,175	7,034	0.00%
500,000,000	USD/HUF IRS	6/17/2026	273,224,044	4,176,273	2.52%
400,000,000	USD/JPY IRS	6/17/2026	218,579,235	(319,580)	(0.19)%
100,000,000	USD/ZAR IRS	6/17/2026	54,644,809	1,823,094	1.10%
50,000,000	THB/USD IRS	6/17/2026	27,322,404	(11,423)	(0.01)%
25,000,000	USD/ZAR IRS	6/17/2026	13,661,202	(455,774)	(0.28)%
25,000,000	USD/ZAR IRS	6/17/2026	13,661,202	(455,774)	(0.28)%
20,000,000	USD/SEK IRS	6/17/2026	10,928,962	(25,562)	(0.02)%
20,000,000	USD/HKD IRS	6/17/2026	10,928,962	60,530	0.04%
10,000,000	USD/PLN IRS	6/17/2026	5,464,481	(50,080)	(0.03)%
6,000,000	USD/GBP IRS	6/17/2026	3,278,689	21,319	0.01%
6,000,000	USD/AUD IRS	6/17/2026	3,278,689	(23,736)	(0.01)%
500,000,000	USD/HUF IRS	3/19/2031	510,204,082	5,979,718	3.61%
50,000,000	USD/ZAR IRS	3/19/2031	51,020,408	2,890,965	1.75%
40,000,000	USD/CZK IRS	3/19/2031	40,816,327	1,239,713	0.75%
10,000,000	USD/SEK IRS	3/19/2031	10,204,082	(10,657)	(0.01)%
10,000,000	USD/SEK IRS	3/19/2031	10,204,082	10,657	0.01%
60,000,000	USD/MXN IRS	6/4/2031	62,500,000	1,071,743	0.65%
			Subtotal	$11,250,076

FORWARD FOREIGN CURRENCY CONTRACTS
				Unrealized
	Currency to Deliver/			Appreciation/	% of Fund Net
Settlement Date	Receive	Value	U.S. Dollar Value	(Depreciation)	Assets
To Sell:
03/17/21	USD/PHP	5,300,000	5,310,877	28,945	0.02%
03/17/21	USD/INR	3,000,000	3,023,527	46,594	0.03%
			Subtotal	$75,539

	All Other Investments			3,843,741
		Total Value of Purchased Option		15,639,493

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

WNTN TRND Top 50 Holdings ^

FUTURES CONTRACTS
				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund Net
Contracts	Description	Expiration Date	December 31, 2020	(Depreciation)	Assets
Long Contracts
13	2 Year T Note Future	Mar-21	2,872,695	$2,242	0.00%
10	5 Year T Note Future	Mar-21	1,261,641	2,305	0.00%
30	Aluminum LME Future	Mar-21	1,483,125	(18,868)	(0.01)%
82	Australian 3 YR Bond Future	Mar-21	7,409,264	4,821	0.00%
19	Australian Bills Future	Mar-21	1,044,160	1,176	0.00%
18	Australian Bills Future	Jun-21	989,180	152	0.00%
8	Copper LME Future	Jan-21	1,551,550	82,178	0.05%
7	Copper LME Future	Feb-21	1,358,306	5,056	0.00%
32	Corn Future	Mar-21	774,400	93,625	0.06%
14	Cotton Future	Mar-21	546,840	42,480	0.03%
3	Dax Index Fuutre	Mar-21	1,259,409	33,243	0.02%
17	E-Mini MSCI EM Future	Mar-21	1,094,970	24,480	0.01%
8	E-Mini NASDAQ Future	Mar-21	2,061,680	41,382	0.03%
17	E0Mini S&P 500 Future	Mar-21	3,186,480	52,020	0.03%
21	ERX Bobl Future	Mar-21	3,467,854	(2,822)	(0.00)%
25	Euribor Future	Mar-22	548,357	(1,985)	(0.00)%
25	Euribor Future	Jun-22	548,329	(2,352)	(0.00)%
25	Euribor Future	Sep-22	548,302	(2,458)	(0.00)%
4	Euro BTP Future	Mar-21	742,782	3,689	0.00%
4	Euro BTS Future	Mar-21	553,336	366	0.00%
28	Euro Bund Future	Mar-21	6,076,141	7,721	0.00%
6	Euro Oat Future	Mar-21	1,230,347	3,225	0.00%
41	Euro Stoxx50 Future	Mar-21	1,778,039	20,529	0.01%
34	Eurodollars Future	Dec-21	605,868	1,338	0.00%
37	Eurodollars Future	Mar-22	659,525	4,863	0.00%
37	Eurodollars Future	Jun-22	659,459	5,038	0.00%
37	Eurodollars Future	Sep-22	659,360	4,950	0.00%
34	Eurodollars Future	Dec-22	605,595	3,513	0.00%
4	Eurex Euro-Buxl Future	Mar-21	1,100,613	7,207	0.00%
7	FTSE Index Future	Mar-21	614,330	(8,633)	(0.01)%
4	Gilts Future	Mar-21	741,133	2,406	0.00%
5	Gold CMX Future	Feb-21	947,550	6,260	0.00%
5	Hang Seng Index Future	Jan-21	877,745	33,602	0.02%
11	High Grade Copper Future	Mar-21	967,725	50,038	0.03%
10	Nickel LME Future	Jan-21	993,990	25,257	0.02%
8	OSK Nikkei Future	Mar-21	2,124,734	58,848	0.04%
10	Platinum NMX Future	Apr-21	539,600	22,255	0.01%
8	SFE SPI Future	Mar-21	1,005,914	(6,559)	(0.00)%
7	Silver CMX Future	Mar-21	924,420	59,870	0.04%
13	Soybeans Future	Mar-21	852,150	42,375	0.03%
9	Soybeans Future	May-21	588,038	43,188	0.03%
9	Topix Index Future	Mar-21	1,571,918	28,311	0.02%
6	US 10 YR Note Future	Mar-21	828,469	531	0.00%
14	Zinc LME Future	Jan-21	956,666	(7,953)	(0.00)%
12	Zinc LME Future	Feb-21	822,549	(39,984)	(0.02)%
			Subtotal	$728,926

				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund Net
Contracts	Description	Expiration Date	December 31, 2020	(Depreciation)	Assets
Short Contracts
7	Copper LME Future	Jan-21	$1,357,606	$1,986	0.00%
4	ERX 2 Bund Future	Mar-21	548,621	(31)	(0.00)%
24	Natural Gas Future	Feb-21	609,360	32,360	0.02%
7	Nickel LME Future	Jan-21	695,793	39,210	0.02%
14	Zinc LME Future	Jan-21	956,666	42,523	0.03%
			Subtotal	$116,048

		All Other Investments		7,362,126
		Total Value of Purchased Option		8,207,100

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2020

ASSETS
Investment securities:
At cost	$152,514,493
At value	$148,244,127
Cash	17,608,966
Receivable for securities sold	114
Receivable for Fund shares sold	1,106,640
Interest receivable	570,027
Prepaid expenses and other assets	72,330
TOTAL ASSETS	167,602,204

LIABILITIES
Foreign cash due to custodian (Cost: $7,950)	8,536
Payable for Fund shares repurchased	1,680,863
Investment advisory fees payable	198,922
Distribution (12b-1) fees payable	12,649
Payable to related parties	140,719
Accrued expenses and other liabilities	127,584
TOTAL LIABILITIES	2,169,273
NET ASSETS	$165,432,931

Composition of Net Assets:
Paid in capital	$195,577,971
Accumulated loss	(30,145,040)
NET ASSETS	$165,432,931

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2020

Net Asset Value Per Share:
Class A Shares:
Net Assets	$6,539,114
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	825,050
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$7.93
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$8.41

Class C Shares:
Net Assets	$5,101,143
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	644,636
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(d)	$7.91

Class I Shares:
Net Assets	$138,263,173
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,526,105
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$7.89

Class N Shares:
Net Assets	$15,529,501
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,959,772
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$7.92

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within 12 months of purchase.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months ended December 31, 2020

INVESTMENT INCOME
Interest	$3,562,355
TOTAL INVESTMENT INCOME	3,562,355

EXPENSES
Advisory fees	1,821,597
Distribution (12b-1) fees:
Class A	9,834
Class C	32,912
Class N	44,451
Administrative services fees	172,690
Transfer agent fees	111,986
Third party administrative services fees	93,489
Registration fees	68,543
Printing and postage expenses	34,640
Custodian fees	32,176
Audit fees	24,250
Accounting services fees	23,523
Legal fees	15,963
Compliance officer fees	15,372
Trustees fees and expenses	11,090
Insurance expense	3,300
Other expenses	2,521
TOTAL EXPENSES	2,518,337
Less: Fees waived by the Advisor	(385,025)
NET EXPENSES	2,133,312

NET INVESTMENT INCOME	1,429,043

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	(1,018,310)
Purchased Options	190,894
Forward exchange contracts and translations	3,620
Net Realized Loss	(823,796)

Net change in unrealized appreciation/(depreciation) on:
Investments	4,731,439
Purchased Options	(373,833)
Foreign Currency Translations	(4,080)
Net change in unrealized appreciation on:	4,353,526

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,529,730

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,958,773

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	December 31, 2020	June 30,
	(Unaudited)	2020
DECREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$1,429,043	$6,606,278
Net realized loss on investments, purchased options	(823,796)	(53,310,051)
Net change in unrealized appreciation/(depreciation) on investments, purchased options	4,353,526	(12,268,401)
Net increase/(decrease) in net assets resulting from operations	4,958,773	(58,972,174)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(111,736)	(199,098)
Class C	(64,575)	(72,445)
Class I	(3,092,079)	(4,482,045)
Class N	(453,242)	(1,095,232)
Total distributions to shareholders	(3,721,632)	(5,848,820)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	385,391	2,421,153
Class C	24,580	808,194
Class I	17,523,705	154,993,602
Class N	7,163,062	112,402,354
Net asset value of shares issued in reinvestment of distributions:
Class A	102,817	184,198
Class C	60,320	70,868
Class I	2,098,260	3,881,013
Class N	445,375	671,832
Redemption fee proceeds:
Class A	612	294
Class C	5	10
Class I	2,958	11,982
Class N	400	3,303
Payments for shares redeemed:
Class A	(3,721,882)	(11,869,258)
Class C	(3,765,018)	(5,887,368)
Class I	(116,325,386)	(308,613,645)
Class N	(32,857,074)	(133,458,357)
Net decrease from shares of beneficial interest transactions	(128,861,875)	(184,379,825)

NET DECREASE IN NET ASSETS	(127,624,734)	(249,200,819)

NET ASSETS
Beginning of Period	293,057,665	542,258,484
End of Period	$165,432,931	$293,057,665

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	December 31, 2020	June 30,
	(Unaudited)	2020
SHARE ACTIVITY
Class A:
Shares Sold	51,496	477,215
Shares Reinvested	13,568	134,597
Shares Redeemed	(494,746)	(2,418,281)
Net decrease in shares of beneficial interest outstanding	(429,682)	(1,806,469)

Class C:
Shares Sold	3,211	178,727
Shares Reinvested	7,961	64,680
Shares Redeemed	(501,098)	(818,129)
Net decrease in shares of beneficial interest outstanding	(489,926)	(574,722)

Class I:
Shares Sold	2,333,047	27,135,458
Shares Reinvested	278,152	2,317,075
Shares Redeemed	(15,434,402)	(36,212,667)
Net decrease in shares of beneficial interest outstanding	(12,823,203)	(6,760,134)

Class N:
Shares Sold	951,088	3,712,832
Shares Reinvested	59,114	264,518
Shares Redeemed	(4,315,689)	(4,552,912)
Net decrease in shares of beneficial interest outstanding	(3,305,487)	(575,562)

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31,		June 30,		June 30,		June 30,		June 30,	June 30,
	2020		2020		2019		2018^		2017^	2016^
	(Unaudited)
Net asset value, beginning of year/period	$7.74		$9.31		$9.82		$9.37		$10.84	$10.68

Income/(loss) from investment operations:
Net investment income (1)	0.04		0.12		0.11		0.09		0.12	0.15
Net realized and unrealized gain/(loss) on investments	0.27		(1.59)		(0.17)		0.48		(0.90)	0.82
Total from investment operations	0.31		(1.47)		(0.06)		0.57		(0.78)	0.97

Less distributions from:
Net investment income	(0.12)		(0.10)		(0.45)		(0.12)		(0.69)	(0.81)
Total distributions	(0.12)		(0.10)		(0.45)		(0.12)		(0.69)	(0.81)

Redemption fees collected (2)	0.00		0.00		0.00		0.00		0.00	0.00

Net assets, at end of year/period	$7.93		$7.74		$9.31		$9.82		$9.37	$10.84

Total return (3)	4.03	% (6)	(15.94	)% (4)	(0.52	)% (4)	6.06	% (4)	(7.36)%	9.63%

Net assets, at end of year/period (000s)	$6,539		$9,711		$21,669		$40,624		$59,411	$100,131

Ratios including the expenses and income of AFES Fund Limited applicable for the years 2016 through 2018:
Ratio of gross expenses to average net assets (5)	2.25	% (7)	2.18%		2.08%		2.00%		1.99%	1.97%
Ratio of net expenses to average net assets	1.94	% (7)	1.94%		1.94%		1.94%		1.94%	1.94%
Ratio of net investment income to average net assets	1.06	% (7)	1.30%		1.17%		0.94%		1.14%	1.36%

Portfolio Turnover Rate	25	% (6)	68%		64%		53%		77%	59%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not Annualized

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class C
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31,		June 30,	June 30,		June 30,		June 30,	June 30,
	2020		2030	2019		2018^		2017^	2016^
	(Unaudited)
Net asset value, beginning of year/period	$7.72		$9.30	$9.75		$9.31		$10.78	$10.57

Income/(loss) from investment operations:
Net investment income (1)	0.01		0.05	0.04		0.02		0.04	0.07
Net realized and unrealized gain/(loss) on investments	0.26		(1.58)	(0.18)		0.47		(0.88)	0.83
Total from investment operations	0.27		(1.53)	(0.14)		0.49		(0.84)	0.90

Less distributions from:
Net investment income	(0.08)		(0.05)	(0.31)		(0.05)		(0.63)	(0.69)
Total distributions	(0.08)		(0.05)	(0.31)		(0.05)		(0.63)	(0.69)

Redemption fees collected	—		—	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)

Net assets, at end of year/period	$7.91		$7.72	$9.30		$9.75		$9.31	$10.78

Total return (3)	3.58	% (6)	(16.54)%	(1.42	)% (4)	5.26	% (4)	(8.02)%	8.93%

Net assets, at end of year/period (000s)	$5,101		$8,763	$15,878		$22,237		$31,270	$33,831

Ratios including the expenses and income of AFES Fund Limited applicable for the years 2016 through 2018:
Ratio of gross expenses to average net assets (5)	3.00	% (7)	2.93%	2.83%		2.75%		2.74%	2.72%
Ratio of net expenses to average net assets	2.69	% (7)	2.69%	2.69%		2.69%		2.69%	2.69%
Ratio of net investment income to average net assets	0.28	% (7)	0.55%	0.45%		0.18%		0.40%	0.62%

Portfolio Turnover Rate	25	% (6)	68%	64%		53%		77%	59%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not Annualized

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31,		June 30,	June 30,		June 30,		June 30,	June 30,
	2020		2020	2019		2018^		2017^	2016^
	(Unaudited)
Net asset value, beginning of year/period	$7.71		$9.27	$9.80		$9.36		$10.82	$10.70

Income/(loss) from investment operations:
Net investment income (1)	0.05		0.14	0.14		0.12		0.14	0.17
Net realized and unrealized gain/(loss) on investments	0.26		(1.57)	(0.17)		0.46		(0.88)	0.83
Total from investment operations	0.31		(1.43)	(0.03)		0.58		(0.74)	1.00

Less distributions from:
Net investment income	(0.13)		(0.13)	(0.50)		(0.14)		(0.72)	(0.88)
Total distributions	(0.13)		(0.13)	(0.50)		(0.14)		(0.72)	(0.88)

Redemption fees collected (2)	0.00		0.00	0.00		0.00		0.00	0.00

Net assets, at end of year/period	$7.89		$7.71	$9.27		$9.80		$9.36	$10.82

Total return (3)	4.06	% (6)	(15.67)%	(0.24	)% (4)	6.22	% (4)	(7.05)%	9.94%

Net assets, at end of year/period (000s)	$138,263		$233,878	$424,680		$515,569		$379,132	$353,331

Ratios including the expenses and income of AFES Fund Limited applicable for the years 2016 through 2018:
Ratio of gross expenses to average net assets (5)	2.00	% (7)	1.93%	1.83%		1.75%		1.74%	1.72%
Ratio of net expenses to average net assets	1.69	% (7)	1.69%	1.69%		1.69%		1.69%	1.69%
Ratio of net investment income to average net assets	1.22	% (7)	1.55%	1.45%		1.20%		1.41%	1.57%

Portfolio Turnover Rate	25	% (6)	68%	64%		53%		77%	59%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset value may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not annualized

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class N
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31,		June 30,	June 30,		June 30,		June 30,	June 30,
	2020		2020	2019		2018^		2017^	2016^
	(Unaudited)
Net asset value, beginning of year/period	$7.73		$9.30	$9.82		$9.37		$10.84	$10.67

Income/(loss) from investment operations:
Net investment income (1)	0.04		0.12	0.11		0.09		0.12	0.14
Net realized and unrealized gain/(loss) on investments	0.26		(1.59)	(0.19)		0.48		(0.90)	0.83
Total from investment operations	0.30		(1.47)	(0.07)		0.57		(0.78)	0.97

Less distributions from:
Net investment income	(0.11)		(0.10)	(0.45)		(0.12)		(0.69)	(0.80)
Total distributions	(0.11)		(0.10)	(0.45)		(0.12)		(0.69)	(0.80)

Redemption fees collected (2)	0.00		0.00	0.00		0.00		0.00	0.00

Net assets, at end of year/period	$7.92	(6)	$7.73	$9.30		$9.82		$9.37	$10.84

Total return (3)	4.00%		(15.95)%	(0.62	)% (4)	6.07	% (4)	(7.35)%	9.71%

Net assets, at end of year/period (000s)	$15,530		$40,706	$80,032		$90,121		$90,042	$97,811

Ratios including the expenses and income of AFES Fund Limited applicable for the years 2016 through 2018:
Ratio of gross expenses to average net assets (5)	2.26	% (7)	2.19%	2.08%		2.00%		1.99%	1.97%
Ratio of net expenses to average net assets	1.94	% (7)	1.94%	1.94%		1.94%		1.94%	1.94%
Ratio of net investment income to average net assets	1.16	% (7)	1.29%	1.21%		0.95%		1.15%	1.33%

Portfolio Turnover Rate	25	% (6)	68%	64%		53%		77%	59%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not Annualized.

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2020

1.	ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund (the “Fund”) is a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s commencement date, diversification status and investment objective is as follows:

	Commencement	Diversification	Investment Objective
	Date	Status
Futures	October 31, 2011	Diversified	Long term capital
Evolution			appreciation.
Strategy Fund

The Fund offers Class A, Class C, Class I, and Class N shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C and Class N shares of the Funds are offered at their NAV without an initial sales charge. Purchases of $1,000,000 of more of Class C shares are subject to a CDSC of up to 1.00% on shares redeemed within 12 months of purchase. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the six months ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”) . In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars- using exchange rates obtained from pricing services. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

FUTURES EVOLUTION STRATEGY FUND
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$15,841	$—	$—	$15,841
Asset Backed Securities	—	72,979,060	—	72,979,060
Collateralized Mortgage Obligations	—	9,354,502	—	9,354,502
Corporate Bonds	—	16,318,372	—	16,318,372
Non U.S. Government & Agencies	—	2,241,172	—	2,241,172
U.S. Government & Agencies	—	7,875,657	—	7,875,657
Warrant	—	—	—	—
Purchased Options	—	39,459,523	—	39,459,523
Total	$15,841	$148,228,286	$—	$148,244,127

*	Refer to the Portfolio of Investments for security classification.

The Fund did not hold any Level 3 securities as of December 31, 2020.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2018-2020) or expected to be taken in the Fund’s 2021 tax return. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Option Transactions - When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non -income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis for a one-year period with the unamortized balance due from the counterparty as a rebate in the case of an early exercise subject to an early exercise fee. For the six months ended December 31, 2020, $308,399 of option premiums was amortized.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

	Purchases	Sales
Futures Evolution Strategy Fund	$43,260,881	$126,181,706

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Counterparty Risk: The Fund invests in derivative instruments issued for the Funds by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

LIBOR Risk: The Fund holds securities for which interest rates may be based on floating rates such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds transactions and the financial markets generally. As Such, the potential effect of the transition away from the LIBOR on the Funds’ investments cannot yet be determined.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Statement of Assets and Liabilities as of December 31, 2020:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Purchased Options	Investment Securities at value

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of December 31, 2020:

Futures Evolution Strategy Fund
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Purchased Options	$39,459,523	$—	$—	$—	$39,459,523
	$39,459,523	$—	$—	$—	$39,459,523

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended December 31, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Options	Net realized gain/(loss) from purchased options
Net change unrealized appreciation/(depreciation) on purchased options

The effect of Derivative Instruments on the Statement of Operations for the six months ended December 31, 2020:

			Realized Gain	Change in Unrealized
Risk Type	Derivative	Location of Gain/Loss Derivatives	Derivatives	Depreciation on Derivatives
Futures Evolution Strategy Fund
Equity Risk	Options purchased	Net realized gain from purchased options	$190,894
Equity Risk		Net change in unrealized depreciation on purchased options		$(373,833)
Total			$190,894	$(373,833)

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

The notional value of the derivative instruments outstanding as of December 31, 2020 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for a Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”). The Advisor delegates management of the Futures Evolution Strategy Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P., who serves as that Fund’s sub-advisor.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each respective Fund’s average daily net assets computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $ 1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion, 1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. Pursuant to a sub-advisory agreement between the Advisor and sub-advisor, the sub -advisor is entitled to receive, on a monthly basis, an annual sub- advisory fee on the fixed income portion of the Fund’s average daily net assets. The sub-advisor is paid by the Advisor not by the Fund. During the six months ended December 31, 2020, the Advisor earned $1,821,597.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2021, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

Class A	Class C	Class I	Class N
1.94%	2.69%	1.69%	1.94%

During the six months ended December 31, 2020, the Advisor waived $385,025 pursuant to the Waiver Agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

Jun-21	369,004
Jun-22	840,952
Jun-23	1,104,976
$2,314,932

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00%, and 0.25% of the average daily net assets attributable to Class A, Class C and Class N shares, respectively. These fees are paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2020, pursuant to the Plans, the Funds incurred the following:

12b-1 Fees
Class A	$9,834
Class C	32,912
Class N	44,451

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. During the six months ended December 31, 2020, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Fund and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Futures Evolution Strategy Fund	$986	$306	$136	$60

The Fund is part of a series of Altegris Mutual Funds (“Family”) comprised of the Fund and Altegris/AACA Real Estate Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”): GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2020, redemption fees for the Fund was as follows:

Class A	$612
Class C	5
Class I	2,958
Class N	400

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$152,642,323	$3,465,348	$(7,863,544)	$(4,398,196)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2020	June 30, 2019
Ordinary Income	$5,848,820	$31,519,039
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$5,848,820	$31,519,039

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$2,141,911	$—	$(5,909,528)	$(18,902,569)	$—	$(8,711,995)	$(31,382,181)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales and bonds with perpetual maturities.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $5,909,528.

At June 30, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$9,388,200	$9,514,369	$18,902,569	$—

Permanent book and tax differences, primarily attributable to differences in book and tax treatment of controlled foreign corporations held through the options issued from Nomura and adjustments relating to paydowns, defaulted bonds and bonds with perpetual maturities, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2020 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$(49,328,179)	$49,328,179

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Altegris Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning July 1, 2020 and ending December 31, 2020.

Actual Expenses

The “Actual Expenses” section of each table provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Futures Evolution Strategy Fund
	Annualized	Beginning Account	Ending Account	Expenses Paid During
Actual	Expense	Value	Value	Period *
Expenses	Ratio	7/1/2020	12/31/2020	7/1/20-12/31/20
Class A	1.94%	$1,000.00	$1,040.30	$9.98
Class C	2.69%	$1,000.00	$1,035.80	$13.80
Class I	1.69%	$1,000.00	$1,040.60	$8.69
Class N	1.94%	$1,000.00	$1,040.00	$9.98

Hypothetical	Annualized	Beginning Account	Ending Account	Expenses Paid During
(5% return before	Expense	Value	Value	Period *
expenses)	Ratio	7/1/2020	12/31/2020	7/1/20-12/31/20
Class A	1.94%	$1,000.00	$1,015.43	$9.86
Class C	2.69%	$1,000.00	$1,011.64	$13.64
Class I	1.69%	$1,000.00	$1,016.69	$8.59
Class N	1.94%	$1,000.00	$1,015.43	$9.86

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Altegris Future Evolution Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

RESULTS OF SHAREHOLDER MEETING

At a Special Meeting of Shareholders of the Trust, held at the offices of Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215, on January 8, 2021, Trust shareholders of record as of the close of business on October 9, 2020 voted to approve the following proposal:

Altegris Futures Evolution Strategy Fund

Proposal: To approve a new investment advisory agreement by and between the Trust, on behalf of each Fund, and Altegris Advisors, LLC, the current investment adviser to the Funds. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
14,487,328	939,224

Altegris/AACA Opportunistic Real Estate Fund

Proposal: To approve a new investment advisory agreement by and between the Trust, on behalf of each Fund, and Altegris Advisors, LLC, the current investment adviser to the Funds. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
13,412,281	88,373

Altegris Future Evolution Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

Altegris Advisors, LLC (Adviser to AACA Altegris Opportunistic Real Estate Fund and Altegris Futures Evolution Strategy Fund) *

In connection with the special meeting held on September 14, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris”) and the Trust, with respect to the Altegris/ AACA Opportunistic Real Estate Fund (“Altegris Opportunistic”) and Altegris Futures Evolution Strategy Fund (“Altegris Futures Evolution”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

The Trustees noted that Altegris was founded in 2002 and specialized in identifying, evaluating, selecting, and monitoring alternative strategies and managers for the purpose of offering these strategies to financial professionals and individuals seeking portfolio diversification. They also noted that Altegris managed approximately $2 billion in assets. The Trustees discussed the anticipated changes in the adviser personnel as a result of the Transaction, noting areas of continuity, and remarked positively on the educational and professional backgrounds of the firm’s key personnel who would be responsible for servicing the Altegris Funds after the Transaction. The Trustees considered that Altegris’ investment process relied on a rigorous methodology for sourcing, evaluating, qualifying and selecting effective alternative managers. The Trustees commented that Altegris implemented a comprehensive risk mitigation process that provided oversight of each portfolio manager, ensuring that each Fund’s portfolio was constructed in accordance with the respective Fund’s investment mandate, which was expected to continue. The Trustees observed that the adviser conducted a comprehensive supervision of its sub-advisers with a process that monitored performance characteristics and compliance with each Fund’s investment limitations. The Trustees found that the adviser continued to be fully engaged with its sub-advisers and fully abreast of the strategies employed by each sub-adviser. The Trustees expressed satisfaction with the adviser’s expected resources after the Transaction. The Trustees concluded that the adviser should continue to provide a high level of quality service to the Altegris Funds to the benefit of each Fund’s shareholders.

Performance.

Altegris Futures Evolution. The Trustees discussed the Fund’s investment objective and investment strategy. The Trustees noted that the Fund outperformed its peer group, Morningstar category, and benchmark average over the since inception period. They further noted that the Fund underperformed all three comparable metrics for the one-year, three-year, and five-year periods, with the recent 12-month period being the most challenging. The Trustees discussed the adviser’s rationale for the Fund’s relative underperformance being caused in-part by the unprecedented market volatility of 2020, which resulted from the Coronavirus pandemic,

Altegris Future Evolution Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

and coincided with substantial redemptions. The Trustees agreed the Fund had previously produced reasonable returns for shareholders, but that future performance of the Fund would continue to be monitored. The Trustees agreed that the adviser would be required to attend a future meeting of the Board prior to the next renewal date and provide a performance update.

Altegris Opportunistic. The Trustees considered the Fund’s investment objective and principal investment strategy. The Trustees recognized the Fund’s strong performance in all time periods reported, with a five-star Morningstar rating. They noted that the Fund outperformed its peer group, Morningstar category, and benchmark average over the one-year, three-year, five-year and since inception periods. The Trustees noted that the Fund’s outperformance of comparable funds had been impressive and indicated that Altegris should continue to provide positive performance to the Fund for the benefit of shareholders.

Fees and Expenses.

Altegris Futures Evolution. The Trustees reviewed the Fund’s advisory fee of 1.50% (with breakpoints at various levels) and considered the fee relative to the fees charged by funds in the Broadridge selected peer group and Morningstar category. They acknowledged that Altegris’ maximum advisory fee was higher than the Fund’s Morningstar category median and average and slightly higher than its peer group median and average of 1.45%. They discussed that the advisory fee was within the range of both comparable metrics. They discussed the Fund’s net expense ratio, noting that it was slightly higher than its peer group median and average and higher than its Morningstar category median and average. They again noted that it was well within the range of both comparable metrics. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Altegris Opportunistic. The Trustees noted the adviser would charge the Fund an advisory fee of 1.30%. The Trustees reviewed comparable fees of funds and observed that the Fund’s advisory fee was higher than the Fund’s Morningstar category median and average as well as higher than the Broadridge selected peer group median and average. They noted that the fee was the highest among the peer group and the Morningstar. They acknowledged the Fund’s net expense ratio was higher than the Morningstar category and peer group median and average respectively. The Trustees noted the adviser’s observation that the Fund was different than most funds in its peer group and Morningstar category because it employed a shorting strategy, which allowed investors to potentially benefit from both short-term and long-term gains. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale.

Altegris Futures Evolution. The Trustees considered whether economies of scale would be realized by the adviser in connection with Altegris’ advisory services. They noted that the advisory fee for the Fund included breakpoints that result in lower fees beginning at $1 billion in Fund assets. They considered the impact of the sub-advisory fee on the ability of Altegris to realize economies of scale, and that the sub- advisory fee also included non-standard breakpoints. The Trustees discussed the impact of the sub-adviser fee paid by Altegris and its breakpoints, noting the variation between the breakpoint schedules. The Trustees concluded that the breakpoints remained appropriate.

Altegris Opportunistic. The Trustees considered the adviser’s statement that at current asset levels, the adviser does not believe the Fund will benefit from economies of scale, but that the adviser indicated it would be willing to discuss breakpoints in the advisory fee if the Fund’s assets reached higher asset levels. They

Altegris Future Evolution Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

noted that the adviser was providing some limits on expenses incurred by shareholders through the expense limitation agreement. They considered the impact of the sub-advisory fee on the ability of Altegris to realize economies of scale, and that the sub- advisory fee did not include breakpoints. The Trustees concluded that at this time the absence of breakpoints was reasonable and agreed to consider implementing breakpoints as the Fund’s assets increased.

Profitability.

The Trustees reviewed the projected (pro-forma) profitability analysis provided by Altegris with respect to each Altegris Fund and noted that the adviser estimated that it would realize a profit with respect to each Fund over the initial two-year period of the new Advisory Agreement. They discussed the impact of the fee waiver on the Adviser’s profits related to Futures Evolution. They also discussed the advisory fees relative to the sub-advisory fees of each Fund, the allocation of responsibilities among the Adviser and the sub-adviser to each Fund, and the reasonableness of the fees and profits based in those allocations. They noted that adviser’s stated profits appeared reasonable in terms of actual dollars and as a percentage of revenue. They considered the adviser’s assertion that it would devote significant resources and personnel to manage the Funds and supervise the sub-advisers, and concluded that, with respect to each Fund, excessive profitability was not a concern at this time.

Conclusion.

Having requested and received such information from Altegris as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement in the best interests of shareholders of the Funds. The Trustees further concluded that Advisory Agreement and related transaction meet the requirements of Section 15 of the 1940 Act such that there will be no unfair burden on the Funds or shareholders, and that the Board will remain at least 75% independent.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N- PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C.	Gemini Fund Services, LLC
1200 Prospect Street, Suite 400	4221 North 203rd Street, Suite 100
La Jolla, CA 92037	Elkhorn, Nebraska 68022

INVESTMENT SUB-ADVISOR

Doubleline Capital LP
333 South Grand Ave. Suite 1800
Los Angeles, CA 90071

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ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

For additional information, visit altegris.com

AltegrisFE-SA20

877.524.9441 | WWW.ALTEGRIS.COM

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 3/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 3/8/2021

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 3/8/2021